Subsequent Events (Details Narrative) - USD ($)				1 Months Ended			6 Months Ended		12 Months Ended
	Jan. 09, 2026	Jan. 07, 2026	Aug. 05, 2025	Dec. 19, 2025	Aug. 31, 2025	Jul. 31, 2025	Nov. 30, 2025	Nov. 30, 2024	May 31, 2025	May 31, 2024	Jun. 01, 2025
Convertible Promissory Note			$ 3,500,000				$ 4,389,000	$ 1,009,803	$ 2,993,392	$ 0
Refund of previously recognized deferred revenue					$ 1,276,800
Issuance of note payable						$ 125,000
Conversion price of lesser Description			The note is convertible at the greater of 90% of the 20-day VWAP or $0.90 per share with a maturity of one year or less
Interest rate			10.00%
Price per share									$ 2.04
Issued shares for compensation, amount							$ 254,868
Issued shares for compensation							454,661
Convertible Note [Member]
Convertible Debt					$ 2,193,195
Accrued interest					$ 117,329
Stock Issued During Period, Shares, Conversion of Convertible Debt					4,749,156
Subsequent Event [Member]
Price per share	$ 0.38	$ 0.38		$ 0.45
Issued shares for compensation, amount	$ 22,500	$ 38,000		$ 57,100
Issued shares for compensation	500,000	100,000		126,888
Number of shares issued to third party	56,250
Subsequent Event [Member] | Professional Services [Member]
Price per share		$ 0.38
Issued shares for compensation, amount		$ 76,000
Issued shares for compensation		200,000
Bottom [Member]
Conversion price					$ 0.45
Price per share							$ 0.44
Top [Member]
Conversion price					$ 0.90
Price per share							$ 0.90
Asset Purchase Agreement [Member]
Cash consideration											$ 350,000